Note 1 - Nature of operations:	12 Months Ended
Dec. 31, 2011
Nature of Operations [Text Block]
1.    Nature of operations

Cardiome Pharma Corp. (the Company) was incorporated under the Company Act (British Columbia) on December 12, 1986 and was continued under the laws of Canada on March 8, 2002. The Company is a research-based biopharmaceutical company focused on the discovery, development and commercialization of new therapies that will improve the life and health of patients.

The Company has financed its cash requirements primarily from share issuances, payments from research collaborators, licensing fees, and draws from a credit facility available under a collaborative agreement. The Company’s ability to realize the carrying value of its assets is dependent on successfully bringing its technologies to market and achieving future profitable operations, the outcome of which cannot be predicted at this time. It may be necessary for the Company to raise additional funds for the continuing development of its technologies. These funds may come from sources which include accessing the credit facility available under the Company’s collaborative agreement (note 15(b)), entering into strategic collaboration arrangements, issuance of shares, or alternative sources of financing. However, there can be no assurance that the Company will successfully raise sufficient funds to continue the development of all its technologies.